SHORT-TERM BANK LOANS - Components (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Short-term Debt [Line Items]
Total short-term bank loans	¥ 10,000,000	$ 1,600,000	¥ 15,000,000
Bank of Nanjing
Short-term Debt [Line Items]
Total short-term bank loans			4,000,000
Beijing Rural Commercial Bank
Short-term Debt [Line Items]
Total short-term bank loans	¥ 10,000,000	$ 1,571,977	10,000,000
China Construction Bank
Short-term Debt [Line Items]
Total short-term bank loans			¥ 1,000,000